UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2010

Check here if Amendment:            |_|; Amendment Number: ____

This Amendment (Check only one):    |_| is a restatement
                                    |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       EAC Management LP

Address:    654 Madison Avenue, Suite 801
            New York, New York 10065

13F File Number: 28-11106

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mike Donatelli
Title:      Managing Member, General Partner
Phone:      (212) 500-2812

Signature, Place and Date of Signing:


/s/ Mike Donatelli              New York, New York             May 7, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  10

Form 13F Information Table Value Total:  $333,227
                                         (thousands)

List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE
COLUMN 1            COLUMN  2     COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6    COL 7        COLUMN 8

                                               VALUE     SHRS OR   SH/ PUT/   INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER   TITLE OF CLASS    CUSIP       (x1000)   PRN AMT   PRN CALL   DISCRETION   MNGRS  SOLE      SHARED NONE
--------------   --------------    -----       -------   -------   --- ----   ----------   -----  ----      ------ ----
BJ SVCS CO        COM             055482103     5,898      275,600 SH           SOLE       NONE     275,600
CNX GAS CORP      COM             12618H309    34,618      909,810 SH           SOLE       NONE     909,810
INFOGROUP INC     COM             45670G108       106       13,593 SH           SOLE       NONE      13,593
MILLIPORE CORP    COM             601073109    12,144      115,000 SH           SOLE       NONE     115,000
SKILLSOFT PLC     SPONSORED ADR   830928107    11,233    1,088,429 SH           SOLE       NONE   1,088,429
SMITH INTL INC    COM             832110100     7,494      175,000 SH           SOLE       NONE     175,000
TERRA INDS INC    COM             880915103    50,627    1,106,366 SH           SOLE       NONE   1,106,366
3COM CORP         COM             885535104     5,138      669,932 SH           SOLE       NONE     669,932
VARIAN INC        COM             922206107    40,718      786,369 SH           SOLE       NONE     786,369
XTO ENERGY INC    COM             98385X106   165,251    3,502,565 SH           SOLE       NONE   3,502,565

SK 21930 0002 1094783